Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 93,325		$ 83,856		$ 39,821
Adjustments to reconcile net income to net cash provided by operating activities:
Activities of derivative financial instruments and hedging	(47,678)		17,177		(6,498)
Depreciation and amortization of premises and equipment	2,269		2,139		2,471
Provision (reversal of provision) for loan losses	(8,343)	[1]	8,841	[1]	9,091	[1]
Reversal of provision for losses on off-balance sheet credit risk	4,046		4,448		13,926
Impairment loss on assets	0		57		0
Net gain on sale of securities available-for-sale	(6,030)		(3,413)		(2,346)
Gain on sale of premises and equipment	(5,626)		0		0
Compensation cost - compensation plans	2,271		2,311		2,099
Amortization of premium and discounts on investments	3,075		6,912		7,597
Net decrease (increase) in operating assets:
Trading assets	14,338		29,766		(135)
Investment fund	14,537		46,866		30,284
Accrued interest receivable	349		(7,058)		(5,549)
Other assets	3,786		(7,498)		(24,409)
Net increase (decrease) in operating liabilities:
Trading liabilities	26,720		1,647		786
Accrued interest payable	6,153		1,706		(1,207)
Other liabilities	2,250		1,126		30,747
Net change from discontinued operating activities	(256)		200		213
Net cash provided by operating activities	97,094		180,187		69,039
Cash flows from investing activities:
Net decrease (increase) in pledged deposits	9,475		(7,919)		6,507
Net decrease (increase) in deposits with original maturities greater than three months	30,000		(30,000)		0
Net increase in loans	(909,019)		(901,103)		(1,308,935)
Proceeds from the sale of loans	146,211		9,261		20,000
Acquisition of equipment and leasehold improvements	(10,823)		(2,220)		(1,281)
Proceeds from the sale of premises and equipment	8,023		0		0
Proceeds from the redemption of securities available-for-sale	15,277		19,484		33,074
Proceeds from the sale of securities available-for-sale	254,772		264,997		151,267
Proceeds from the redemption of securities held to maturity	7,050		13,500		0
Purchases of investments available-for-sale	(39,982)		(364,993)		(93,009)
Purchases of investments held-to-maturity	(14,811)		(7,050)		(33,196)
Net change from discontinued investing activities	(3)		(88)		(12)
Net cash used in investing activities	(503,830)		(1,006,131)		(1,225,585)
Cash flows from financing activities:
Net increase in due to depositors	13,754		482,581		564,679
Net increase (decrease) in short-term borrowings and securities sold under repurchase agreements	(93,071)		340,141		961,195
Proceeds from borrowings and long-term debt	817,827		824,139		212,960
Repayments of borrowings and long-term debt	(399,835)		(411,731)		(528,207)
Dividends paid	(39,714)		(29,505)		(22,720)
Subscriptions of redeemable noncontrolling interest	1,773		531		9,900
Redemptions of redeemable noncontrolling interest	(4,045)		(14,610)		(23,427)
Exercised stock options	13,136		4,101		834
Repurchase of common stock	0		0		(3)
Net cash provided by financing activities	309,825		1,195,647		1,175,211
Effect of exchange rate fluctuations on cash and cash equivalents	(68)		(852)		0
Net increase (decrease) in cash and cash equivalents	(96,979)		368,851		18,665
Cash and cash equivalents at beginning of the year	789,490		420,639		401,974
Cash and cash equivalents at end of the year	692,511		789,490		420,639
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	$ 81,307		$ 54,717		$ 46,182

[1]	It includes releases of specific reserves for $7,931 thousand during 2012, $1,600 thousand during 2011, and $1,031 thousand during 2010.